Lease Liability (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liability [Abstract]
Schedule of Lease Liability
As at December 31,	2025	2024
Balance, start of year	$433	$91
Additions	317	430
Modifications	-	119
Interest on lease liability recognized in net loss	55	36
Termination of leases	(78)	(3)
Lease payments for the year	(250)	(240)
Balance, end of year	$477	$433

Less current portion	57	216
Long-term lease liability	$420	$217